Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events [abstract]
Subsequent events
52

Subsequent events

ING has been active in the French retail banking market since 2000 as an online bank.

In December 2021 ING
announced that it will leave the retail banking market in France in order to sharpen the focus of its business portfolio. At February 1, 2022 ING and Societe Generale announced that a Memorandum of

Understanding was
signed on 31 January between ING and Boursorama (subsidiary of

Societe Generale) to offer banking solutions to
ING’s retail customers in France. The intention of both parties is to reach a definitive agreement in April 2022 at the latest.
The exact scope of the definitive agreement remains to be specified and would concern daily banking

(current
accounts and cards), savings and investment products (assurance vie & brokerage). The ING France retail lending portfolio (mortgages and consumer loans) will not be part of the agreement. Mortgages will continue to be
managed by ING. Maintaining consumer loans at ING is under consideration.
ING continues its Wholesale Banking activities in France,

with a focus on strengthening our position and the
ambition to be the go-to-bank for sustainable finance.
The Russian invasion of Ukraine and rapidly escalating events in late February and early March 2022 is a significant tragedy for the people and is causing disruption to business and economic activity in the region and
worldwide. This qualifies as a non-adjusting subsequent

event. At this moment it is not possible to provide an
estimate of the financial impact of this crisis on ING (including direct impact on ING exposures to Russian and
Ukrainian markets as well as wider impacts for ING). For further details on Russian and

Ukrainian exposures of
ING Group reference is made to ‘Risk Management – Top and emerging risks’.